Other operating expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense	€ 1,207	€ 548	[1]	€ 233	[1]
Other operating income	825	484	[1]	237	[1]
Other operating expense, share of profits due to alliance partners other than BMS	28	50		25
Acquisition-related costs		56
Impairment loss recognised in profit or loss, property, plant and equipment	98	94		254
Infraserv GmbH & Co. Höchst KG
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense		715		225		€ 11
Dengue Vaccine Project
Disclosure Of Other Operating Income Expenses [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	€ 0	€ 0		€ 87

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).